Personnel expenses - Disclosure of Non-Cash Costs for Share-Based Payments by Functions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	SFr 4,085	SFr 2,932	SFr 2,438
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	2,208	1,573	1,192
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation (non-cash effective)	SFr 1,877	SFr 1,359	SFr 1,246